Risk Management (Details) - Schedule of banking book interest rate exposure by contractual maturity $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2020 USD ($)
Risk Management (Details) - Schedule of banking book interest rate exposure by contractual maturity [Line Items]
Cash and due from banks	$ 2,560,216	$ 2,392,166	$ 3,596,314
Transactions in the course of collection	163,252	331,420	229,319
Investment under resale agreements	76,407	142,329	107,328
Customer loans	30,101,583	29,384,039	42,283,443
Financial Assets at Fair Value through OCI	1,068,153	1,366,343	1,500,426
Assets as of December 31, 2020
Current accounts and demand deposits	15,167,229	11,326,133	21,305,280
Transactions in the course of payment	882,944	98,869	1,240,264
Obligations under repurchase agreements	288,917	308,734	405,839
Savings accounts and interest-bearing deposits	8,899,541	10,856,618	12,501,111
Other liabilities	554,343	631,667	778,681
Total liabilities	191,713	156,229	$ 269,298
Total [Member]
Risk Management (Details) - Schedule of banking book interest rate exposure by contractual maturity [Line Items]
Cash and due from banks	2,496,891	2,310,055
Transactions in the course of collection	96,444	230,605
Investment under resale agreements	10,007	45,056
Derivative instruments under hedge-accounting treatment	1,712,768	1,742,158
Inter-banking loans	2,940,367	1,142,468
Customer loans	35,474,434	33,881,275
Financial Assets at Fair Value through OCI	1,059,418	1,356,379
Total assets	43,790,329	40,707,996
Assets as of December 31, 2020
Current accounts and demand deposits	15,245,137	11,382,462
Transactions in the course of payment	816,294	3,423
Obligations under repurchase agreements	13,255	9,068
Savings accounts and interest-bearing deposits	8,916,944	10,942,193
Derivative instruments under hedge-accounting treatment	1,761,608	1,744,185
Inter-banking borrowings	3,664,648	1,549,514
Long-term debt (*)	9,760,178	10,135,540
Other liabilities	189,840	160,725
Total liabilities	40,367,904	35,927,110
Up to 1 month
Risk Management (Details) - Schedule of banking book interest rate exposure by contractual maturity [Line Items]
Cash and due from banks	2,496,891	2,310,055
Transactions in the course of collection	96,444	230,605
Investment under resale agreements	10,007	45,056
Derivative instruments under hedge-accounting treatment	260	774
Inter-banking loans	2,743,250	876,508
Customer loans	3,180,598	3,179,665
Financial Assets at Fair Value through OCI	94,086	26,180
Total assets	8,621,536	6,668,843
Assets as of December 31, 2020
Current accounts and demand deposits	15,245,137	11,382,462
Transactions in the course of payment	816,294	3,423
Obligations under repurchase agreements	13,255	9,068
Savings accounts and interest-bearing deposits	6,243,204	6,421,107
Derivative instruments under hedge-accounting treatment	160	156
Inter-banking borrowings	72,935	60,331
Long-term debt (*)	53,438	178,310
Other liabilities	189,003	142,010
Total liabilities	22,633,426	18,196,867
Over 1 month and up to 3 months [Member]
Risk Management (Details) - Schedule of banking book interest rate exposure by contractual maturity [Line Items]
Derivative instruments under hedge-accounting treatment	1,800	36,304
Inter-banking loans	71,543	98,673
Customer loans	2,339,929	2,524,282
Financial Assets at Fair Value through OCI	145,272	241,326
Total assets	2,558,544	2,900,585
Assets as of December 31, 2020
Obligations under repurchase agreements	43	8,583
Savings accounts and interest-bearing deposits	1,964,350	1,985,948
Derivative instruments under hedge-accounting treatment	291	33,740
Inter-banking borrowings	140,455	348,228
Long-term debt (*)	90,285	190,329
Other liabilities	80	292
Total liabilities	2,195,461	2,558,537
Over 3 months and up to 12 months [member]
Risk Management (Details) - Schedule of banking book interest rate exposure by contractual maturity [Line Items]
Derivative instruments under hedge-accounting treatment	182,709	28,302
Inter-banking loans	125,574	167,287
Customer loans	6,504,393	6,473,441
Financial Assets at Fair Value through OCI	456,613	805,844
Total assets	7,269,289	7,474,874
Assets as of December 31, 2020
Obligations under repurchase agreements		1,440
Savings accounts and interest-bearing deposits	648,974	2,250,153
Derivative instruments under hedge-accounting treatment	192,625	23,300
Inter-banking borrowings	340,532	934,144
Long-term debt (*)	1,082,282	576,309
Other liabilities	334	17,529
Total liabilities	2,264,747	3,801,435
Over 1 year and up to 3 years [Member]
Risk Management (Details) - Schedule of banking book interest rate exposure by contractual maturity [Line Items]
Derivative instruments under hedge-accounting treatment	250,612	257,909
Customer loans	8,134,601	6,979,231
Financial Assets at Fair Value through OCI	185,995	115,805
Total assets	8,571,208	7,352,945
Assets as of December 31, 2020
Obligations under repurchase agreements
Savings accounts and interest-bearing deposits	59,038	284,073
Derivative instruments under hedge-accounting treatment	230,742	251,136
Inter-banking borrowings	1,020,126	206,811
Long-term debt (*)	2,194,406	2,091,841
Other liabilities	386	727
Total liabilities	3,504,698	2,834,588
Over 3 years and up to 5 years [Member]
Risk Management (Details) - Schedule of banking book interest rate exposure by contractual maturity [Line Items]
Derivative instruments under hedge-accounting treatment	282,219	348,950
Customer loans	4,437,666	3,980,097
Financial Assets at Fair Value through OCI	31,465	25,219
Total assets	4,751,350	4,354,266
Assets as of December 31, 2020
Obligations under repurchase agreements
Savings accounts and interest-bearing deposits	1,222	491
Derivative instruments under hedge-accounting treatment	280,421	317,886
Inter-banking borrowings	2,090,600
Long-term debt (*)	1,886,936	2,081,579
Other liabilities	37	167
Total liabilities	4,259,216	2,400,123
Over 5 years [Member]
Risk Management (Details) - Schedule of banking book interest rate exposure by contractual maturity [Line Items]
Derivative instruments under hedge-accounting treatment	995,168	1,069,919
Customer loans	10,877,247	10,744,559
Financial Assets at Fair Value through OCI	145,987	142,005
Total assets	12,018,402	11,956,483
Assets as of December 31, 2020
Obligations under repurchase agreements
Savings accounts and interest-bearing deposits	156	421
Derivative instruments under hedge-accounting treatment	1,057,369	1,117,967
Long-term debt (*)	4,452,831	5,017,172
Total liabilities	$ 5,510,356	$ 6,135,560